Marketable Securities – Related Party (Tables) - Next NRG Holding Corp [Member]	9 Months Ended
Sep. 30, 2024
Restructuring Cost and Reserve [Line Items]
Schedule of Marketable Securities Related Party

The following is a summary  of our marketable securities – related party at September 30, 2024 and December 31, 2023, respectively:

Balance - December 31, 2023	$-
Acquisition of marketable equity securities - related party	11,826,051
Unrealized gain on marketable equity securities - related party	877,440
Balance - September 30, 2024	$12,703,491

Schedule of Trading Securities

Trading securities at September 30, 2024 and December 31, 2023 were as follows:

	September 30, 2024
	Aggregate	Amortized/Adjusted	Unrealized	Shares
	Fair Value	Cost Basis	Gain	Held
Marketable Securities - Common Stock - Related Party	$12,703,491	$11,826,051	$877,440	3,951,319

December 31, 2023
	Aggregate	Amortized/Adjusted	Unrealized	Shares
	Fair Value	Cost Basis	Losses	Held
Marketable Securities - Common Stock - Related Party	$-	$-	$-	-